Interim Statements of Cash Flows (Parenthetical) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Defined Benefit Plan Disclosure [Line Items]
Convertible securities	$ 435	$ 951	$ 1,000	$ 995
Short-term debt from shareholders				60
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Convertible securities	$ 50	$ 150	200	100
Short-term debt from shareholders			$ 0	$ 60